Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment, net [Line Items]
Net value	$ 24,603	$ 26,051
Amortization expenses	$ 55,078	57,303
Lease terms	50 years
Depreciation of property, plant and equipment	$ 1,523	1,709	$ 1,736
Use Rights [Member]
Property, Plant and Equipment, net [Line Items]
Amortization expenses	87	87	$ 87
Cost of land use rights	28,077	28,077
Dongguan Chang An Xiaobian [Member] | Use Rights [Member]
Property, Plant and Equipment, net [Line Items]
Cost of land use rights	4,156	4,156
Computer Equipment [Member]
Property, Plant and Equipment, net [Line Items]
Net value	$ 17	26
Long Term Leased Land And Buildings [Member]
Property, Plant and Equipment, net [Line Items]
Lease terms	50 years
Property Subject to Operating Lease [Member]
Property, Plant and Equipment, net [Line Items]
Net value	$ 2,576	$ 2,671